BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2020	Sep. 10, 2020
Current assets
Cash	$ 207,598	$ 200,884	$ 1,334,998
Prepaid expenses	98,625	325,000	673,200
Total current assets	306,223	525,884	2,008,198
Cash and investments held in Trust Account	251,018,841	250,007,295	250,003,298
TOTAL ASSETS	251,325,064	250,533,179	252,011,496
Current liabilities
Accounts payable and accrued expenses	806,260	1,057,616	103,216
Income taxes payable	163,486
Promissory note - related party	944,000	544,000
Total current liabilities	1,913,746	1,601,616
Promissory note - related party		544,000	0
Warrant liabilities	796,000	6,898,666	14,642,666
Convertible note - related party	700,000	0
Deferred underwriting fee payable	8,750,000	8,750,000	8,750,000	$ 8,750,000
TOTAL LIABILITIES	12,159,746	17,250,282	23,495,882
Commitments and Contingencies
Class A common stock subject to possible redemption, 25,000,000 shares at $10.03 and $10.00 per share redemption value as of September 30, 2022 and December 31, 2021, respectively	250,824,486	250,000,000	250,000,000
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.0001 per share; 1,000,000 shares authorized, none issued and outstanding
Accumulated deficit	(11,659,793)	(16,717,728)	(21,485,011)
TOTAL STOCKHOLDERS' DEFICIT	(11,659,168)	(16,717,103)	(21,484,386)		$ 0
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	251,325,064	250,533,179	252,011,496
Class B Common Stock
STOCKHOLDERS' DEFICIT
Common stock	$ 625	$ 625	$ 625